DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nature Of Business And Basis Of Presentation Details Narrative
Net losses	$ (4,151,367)	$ (2,577,263)
Interest expense	$ 6,633,536	$ 6,577,537